Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A beginning on page 61 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (millions)(7)	APS Adjusted Earnings (millions)(8)
2024	10,974,308	17,203,531	3,587,732	5,232,784	117	127	626	642
2023	9,322,192	10,889,494	2,944,101	3,263,608	95	107	519	556
2022	8,358,317	9,453,300	2,542,827	2,749,796	96	117	501	525
2021	8,100,157	5,532,436	2,842,352	2,219,429	85	116	636	632
2020	6,849,455	5,416,048	2,619,339	1,926,894	92	99	570	588

Company Selected Measure Name	APS Adjusted Earnings
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Guldner (our CEO also known as the Principal Executive Officer (“PEO”)) for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Guldner, who has served as our CEO since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Guldner) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Andrew D. Cooper, Theodore N. Geisler, Adam C. Heflin, and Jacob Tetlow; (ii) for 2023, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, and Robert E. Smith; (iii) for 2022, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, Maria L. Lacal, Robert E. Smith, and Jacob Tetlow; (iv) for 2021, Theodore N. Geisler, James R. Hatfield, Maria L. Lacal, and Robert E. Smith; and (v) for 2020, James R. Hatfield, Theodore N. Geisler, Daniel T. Froetscher, Maria L. Lacal, and Robert E. Smith.
Peer Group Issuers, Footnote	Cumulative peer group TSR, as required by Item 402(v) of Regulation S-K, is calculated using the same methodology used in calculating the Company’s cumulative TSR. Further, in calculating the peer group cumulative TSR, the returns of each component issuer is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: EEI Index.
PEO Total Compensation Amount	$ 10,974,308	$ 9,322,192	$ 8,358,317	$ 8,100,157	$ 6,849,455
PEO Actually Paid Compensation Amount	$ 17,203,531	10,889,494	9,453,300	5,532,436	5,416,048
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Guldner, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Guldner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Guldner’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)(d)	Compensation Actually Paid to PEO ($)
2024	10,974,308	(6,139,342)	13,182,490	(1,231,543)	417,618	17,203,531
2023	9,322,192	(5,028,405)	7,440,754	(1,223,951)	378,904	10,889,494
2022	8,358,317	(4,577,787)	6,135,632	(890,667)	427,805	9,453,300
2021	8,100,157	(4,079,762)	2,111,502	(1,021,838)	422,377	5,532,436
2020	6,849,455	(3,316,740)	2,281,910	(782,970)	384,393	5,416,048
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	Year Over Year Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Value of Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	7,737,927	2,204,938	0	2,000,139	0	1,239,486	13,182,490
2023	5,041,324	961,712	0	840,730	0	596,988	7,440,754
2022	5,292,090	102,694	0	303,819	0	437,029	6,135,632
2021	2,680,491	(646,196)	0	(184,196)	0	261,403	2,111,502
2020	2,138,995	(93,395)	0	80,020	0	156,290	2,281,910
(c)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Guldner during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. generally accepted accounting principles (“GAAP”). The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	417,618	0	417,618
2023	378,904	0	378,904
2022	427,805	0	427,805
2021	422,377	0	422,377
2020	384,393	0	384,393

Non-PEO NEO Average Total Compensation Amount	$ 3,587,732	2,944,101	2,542,827	2,842,352	2,619,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,232,784	3,263,608	2,749,796	2,219,429	1,926,894
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Guldner), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Guldner) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Guldner) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	3,587,732	(1,743,438)	3,387,889	(145,026)	145,627	5,232,784
2023	2,944,101	(1,282,494)	1,687,847	(229,852)	144,005	3,263,608
2022	2,542,827	(1,239,053)	1,333,714	(6,888)	119,197	2,749,796
2021	2,842,352	(977,983)	522,865	(360,916)	193,111	2,219,429
2020	2,619,339	(878,815)	625,410	(571,556)	132,516	1,926,894
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	Year Over Year Average Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Year Over Year Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Average Value of Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	2,118,766	588,971	0	391,803	0	288,349	3,387,889
2023	1,284,440	190,416	0	84,720	0	128,271	1,687,847
2022	1,214,197	17,094	0	31,981	0	70,442	1,333,714
2021	657,909	(157,946)	0	(49,765)	0	72,667	522,865
2020	571,275	(54,641)	0	55,533	0	53,243	625,410
(b)The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	145,627	0	145,627
2023	144,005	0	144,005
2022	119,197	0	119,197
2021	193,111	0	193,111
2020	132,516	0	132,516

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the calculated amount of compensation actually paid to Mr. Guldner and the modest increases in the average of the calculated amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) is driven by changes made to equity grants in 2022 among other steps taken to strengthen the Company's financial position as discussed in the CD&A. The equity grant changes sought to better align performance share award metrics to shareholder value and our Clean Energy Commitment. See "Executive Compensation Changes" on page 66. The increases in the calculation of compensation actually paid for Mr. Guldner are also reflective of increases of certain compensation components tied to his growth and tenure as Chairman of the Board, President and Chief Executive Officer of the Company and Chairman of the Board and Chief Executive Officer of APS. With respect to the year-over-year changes in the TSR, as discussed in the CD&A, the 2019 rate case decision adversely impacted our 2021 TSR. As a result, we took action to recover from the impacts of that decision and have made solid progress on our strategic plan. The Company attributes the strong 2024 TSR performance to the results of the 2022 rate case decision combined with favorable weather, proactive cost management and continued strategic investment. The Company does not use cumulative TSR in its executive compensation program, but does use relative TSR in the performance share grants as discussed in more detail in the CD&A. TSR impacts our compensation program in two ways — the actual stock price increases and decreases impact the value of the equity awards and the relative TSR performance metric drives whether a portion of the overall equity grant pays out and to what degree.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the calculated amount of compensation actually paid to Mr. Guldner and the modest increases in the average of the calculated amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) is driven by changes made to equity grants in 2022 among other steps taken to strengthen the Company's financial position as discussed in the CD&A. The equity grant changes sought to better align performance share award metrics to shareholder value and our Clean Energy Commitment. See "Executive Compensation Changes" on page 66. The increases in the calculation of compensation actually paid for Mr. Guldner are also reflective of increases of certain compensation components tied to his growth and tenure as Chairman of the Board, President and Chief Executive Officer of the Company and Chairman of the Board and Chief Executive Officer of APS. With respect to the year-over-year changes in the Company's net income, the 2022 decline from 2021 was primarily a result of the unfavorable 2019 rate case decision, including no longer deferring costs relating to our Four Corners selective catalytic reduction equipment and the Ocotillo Power Plant modernization project. Net income in 2023 was also impacted by the 2019 rate case decision, but was favorably impacted in part by warmer than expected weather and an appellate court decision that reversed recovery of a portion of the deferred cost referenced above. The substantial increase in net income during 2024 was a direct result of record-breaking summer heat and the implementation of new rates associated with the constructive outcome of the 2022 rate case. Although we don’t use net income in our executive compensation program, we do use earnings in the 2024 Incentive Plans, as discussed below.

Compensation Actually Paid (PEO)	Compensation Actually Paid (Average for Non-PEO NEOs)	Net Income (millions)

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and APS Adjusted Earnings
As demonstrated by the following graph, the calculated amount of compensation actually paid to Mr. Guldner and the modest increases in the average of the calculated amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) is driven by changes made to equity grants in 2022 among other steps taken to strengthen the Company's financial position as discussed in the CD&A. The equity grant changes sought to better align performance share award metrics to shareholder value and our Clean Energy Commitment. See "Executive Compensation Changes" on page 66. The increases in the calculation of compensation actually paid for Mr. Guldner are also reflective of increases of certain compensation components tied to his growth and tenure as Chairman of the Board, President and Chief Executive Officer of the Company. With respect to APS Adjusted Earnings, we note that the decrease in 2022 APS Adjusted Earnings from 2021 were reflective of the decrease in APS rates as a result of the 2019 rate case, and the impacts of the disallowance of recovery for required investments in pollution control equipment at our Four Corners Power Plant. APS Adjusted Earnings for 2023 reflect higher revenues from warmer than expected weather and an increase in revenue as a result of an appellate court decision that reversed a disallowance for recovery of required investments in pollution control equipment at our Four Corners Power Plant. The increased 2024 APS Adjusted Earnings results reflect the implementation of new rates in March 2024 from the constructive rate case outcome of the 2022 rate case, combined with favorable weather, including a record-breaking summer that saw 113 consecutive days of 100 degrees or more. APS Adjusted Earnings is used in the 2024 Incentive Plans and represents 50% of the payout opportunity under those plans. Although Mr. Guldner’s payout opportunity is tied to Pinnacle West earnings, APS earnings account for a significant portion of Pinnacle West earnings, and is therefore a significant part of Mr. Guldner’s opportunity.

Compensation Actually Paid (PEO)	Compensation Actually paid (Average for Non-PEO NEOs)	APS Adjusted Earnings (millions)

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company attributes the strong 2024 TSR performance to the results of the 2022 rate case decision combined with favorable weather, proactive cost management and continued strategic investment. Although not reflective of the cumulative nature of the chart, we have consistently outperformed the EEI Index year-over-year since 2022. Pinnacle West’s slight decline in 2023 TSR from 2022 was due in part to the poor performance of the utility sector overall; and the decline from 2019 through 2021, when compared to the EEI Index, is largely due to investor concerns over the regulatory climate in Arizona while an APS rate case was pending. For more information regarding the Company’s performance and the companies that the Human Resources Committee considers when determining compensation, refer to the CD&A.

Company TSR	Peer Group TSR (EEI Index TSR)
Value of $100 Invested as of December 31, 2019, with Dividends Reinvested

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, the Company’s executive compensation program is designed to be transparent with a clear emphasis on putting pay at risk and retaining key executives. The metrics that the Company uses for both our long-term and short-term incentive awards emphasize putting pay at risk and aligning our executives' interests with those of our shareholders. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance, are as follows:
•Relative TSR
•PNW Earnings Per Share
•Clean Megawatts Installed
•APS Adjusted Earnings
•Safety
•Capital Expenditures
•Customer Satisfaction

Total Shareholder Return Amount	$ 117	95	96	85	92
Peer Group Total Shareholder Return Amount	127	107	117	116	99
Net Income (Loss)	$ 626,000,000	$ 519,000,000	$ 501,000,000	$ 636,000,000	$ 570,000,000
Company Selected Measure Amount	642,000,000	555,600,000	525,000,000	632,000,000	587,700,000
PEO Name	Mr. Guldner
Additional 402(v) Disclosure	Cumulative TSR, as required by Item 402(v) of Regulation S-K, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in PNW’s audited financial statements for the applicable year, as required. For further details, see Consolidated Statements of Income in the Pinnacle West/APS Annual Report on Form 10-K for fiscal years ended December 31, 2020 through December 31, 2024.Adjusted APS earnings (“APS Adjusted Earnings”) is APS earnings calculated in accordance with GAAP, as adjusted by the Committee for purposes of the annual incentive plans, as follows: (i) for the APS 2020 Annual Incentive Award Plan and the APS 2020 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were adjusted from $568.0 million to $587.7 million due to an accrual for the Coal Communities Transition Plan that was required under the accounting rules but that related to a future expense; (ii) for the APS 2021 and 2022 Annual Incentive Award Plans and the APS 2021 and 2022 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted; (iii) for the APS 2023 Annual Incentive Award Plan and the APS 2023 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were adjusted from $547.3 million to $555.6 million due to a budget correction to a tax allocation that was made within the Pinnacle West consolidated group of companies; and (iv) for the APS 2024 Annual Incentive Award Plan and the APS 2024 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted.
Company Selected Measure, Prior To Adjustment		547,300,000			568,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	PNW Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Clean Megawatts Installed
Measure:: 4
Pay vs Performance Disclosure
Name	APS Adjusted Earnings
Measure:: 5
Pay vs Performance Disclosure
Name	Safety
Measure:: 6
Pay vs Performance Disclosure
Name	Capital Expenditures
Measure:: 7
Pay vs Performance Disclosure
Name	Customer Satisfaction
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,231,543)	$ (1,223,951)	$ (890,667)	$ (1,021,838)	$ (782,970)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,618	378,904	427,805	422,377	384,393
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,618	378,904	427,805	422,377	384,393
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,139,342)	(5,028,405)	(4,577,787)	(4,079,762)	(3,316,740)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,182,490	7,440,754	6,135,632	2,111,502	2,281,910
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,737,927	5,041,324	5,292,090	2,680,491	2,138,995
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,204,938	961,712	102,694	(646,196)	(93,395)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000,139	840,730	303,819	(184,196)	80,020
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,239,486	596,988	437,029	261,403	156,290
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,026)	(229,852)	(6,888)	(360,916)	(571,556)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,627	144,005	119,197	193,111	132,516
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,627	144,005	119,197	193,111	132,516
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,743,438)	(1,282,494)	(1,239,053)	(977,983)	(878,815)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,387,889	1,687,847	1,333,714	522,865	625,410
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,118,766	1,284,440	1,214,197	657,909	571,275
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,971	190,416	17,094	(157,946)	(54,641)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,803	84,720	31,981	(49,765)	55,533
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 288,349	$ 128,271	$ 70,442	$ 72,667	$ 53,243